SUBSEQUENT EVENTS (Details Narrative)											1 Months Ended								3 Months Ended		12 Months Ended
	Apr. 14, 2021 shares	Mar. 12, 2021 USD ($) $ / shares shares	Mar. 05, 2021 USD ($) integer $ / shares shares	Feb. 12, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($) shares	Feb. 09, 2021 USD ($) $ / shares shares	Jan. 15, 2021 USD ($)	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 shares	Oct. 08, 2020	Feb. 17, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares shares	Jan. 26, 2021 shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 19, 2021 USD ($) $ / shares shares	Nov. 23, 2020 shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 24, 2021 shares	May 05, 2021 USD ($)	Feb. 08, 2021	Dec. 02, 2019
Value of shares issued for services																			$ 43,696
Sale of convertible promissory note, principal amount																					$ 0	$ 125,000
Common stock shares authorized | shares | shares																			250,000,000		250,000,000	250,000,000
Warrants [Member]
Exercise price of warrants | $ / shares | $ / shares			$ 5.00
Senior Subordinated Note [Member]
Senior Secured Convertible Promissory Notes, interest rate																										8.00%
Principal amount of Note			$ 1,250,000																					$ 1,250,000
8% Senior Secured Convertible Promissory Note [Member]
Senior Secured Convertible Promissory Notes, interest rate			8.00%
Conversion price per share | $ / shares			$ 4.25
Investor [Member]
Senior Secured Convertible Promissory Notes, interest rate						8.00%		0.08%				8.00%				0.08%
Conversion price per share | $ / shares						$ 0.4545		$ 0.4376				$ 0.4545				$ 0.4545
Principal portion of note converted into shares of common stock						$ 37,158		$ 29,175				$ 44,850				$ 60,600
Number of shares issued upon conversion of debt | shares | shares						81,755		66,667				98,679				133,333
Information of SBC Investments Ltd. | 8% Senior Secured Convertible Promissory Note [Member]
Conversion price per share | $ / shares		$ 0.60		$ 0.60
Amount of accrued interest of original debt converted		$ 3,945
Subsequent Event [Member] | Senior Subordinated Notes [Member] | Warrants [Member]
Stock price | $ / shares | $ / shares			$ 4.66
Warrant term			5 years
Exercise price of warrants | $ / shares | $ / shares			$ 5.00
Fair value of warrants			$ 524,904
Warrant, time to expiration			5 years
Stock volatility rate			169.00%
Number of common stock called by warrant | shares | shares			120,000
Subsequent Event [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Senior Secured Convertible Promissory Notes, interest rate			8.00%
Conversion price per share | $ / shares			$ 4.25
Number of shares issued upon conversion of debt | shares | shares			294,118
Principal amount of Note			$ 1,250,000
Convertible Promissory Note, commissions and expenses			25,000
Beneficial conversion feature of convertible debt			$ 488,788
Common stock shares authorized | shares | shares	250,000,000																						250,000,000
Percentage of lowest volume weighted average price			80.00%
Common stock shares are available to be issued | shares | shares	174,034,699																						174,034,699
Percentage of shares issuable upon full conversion of the promissory note			500.00%
Fair value of warrant limited by relative fair value calculation			$ 369,671
Debt discount			$ 858,459
Stock price | $ / shares | $ / shares			$ 4.66
Beneficial Conversion Feature effective stock price | $ / shares | $ / shares			2.99
Beneficial Conversion Feature convertible stock price | $ / shares | $ / shares			$ 1.67
Number of trading days | integer			5
Subsequent Event [Member] | Investor [Member]
Senior Secured Convertible Promissory Notes, interest rate						8.00%		0.08%				8.00%				0.08%
Subsequent Event [Member] | Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Senior Secured Convertible Promissory Notes, interest rate						8.00%		8.00%				8.00%				8.00%
Conversion price per share | $ / shares						$ 0.4545		$ 0.4376				$ 0.4545				$ 0.4545
Subsequent Event [Member] | Independent Third Party Investor [Member] | Information of first tranche
Principal amount sold, periodic payments							$ 300,000
Subsequent Event [Member] | Independent Third Party Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Senior Secured Convertible Promissory Notes, interest rate							8.00%							8.00%	8.00%
Conversion price per share | $ / shares														$ 0.60	$ 1.20
Principal portion of note converted into shares of common stock							$ 300,000							$ 300,000	$ 300,000
Number of shares issued upon conversion of debt | shares | shares														500,000	25,000
Principal amount of Note															$ 800,000
Sale of convertible promissory note, principal amount							800,000
Subsequent Event [Member] | Independent Third Party Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member] | Information of first tranche
Principal amount sold, periodic payments							300,000
Subsequent Event [Member] | Independent Third Party Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member] | Information of second tranche.
Principal amount sold, periodic payments							300,000
Subsequent Event [Member] | Independent Third Party Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member] | Third Tranche
Principal amount sold, periodic payments							$ 200,000
Subsequent Event [Member] | Information of SBC Investments Ltd.
Conversion price per share | $ / shares		$ 0.60		$ 0.60
Principal portion of note converted into shares of common stock		$ 200,000		$ 300,000
Amount of accrued interest of original debt converted		$ 3,945
Number of shares issued upon conversion of debt | shares | shares		339,908		500,000
Subsequent Event [Member] | Information of SBC Investments Ltd. | Independent Third Party Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Principal amount of Note		$ 200,000		$ 300,000
Information of letter of intent | Horizon Aircraft Inc.
Common stock issued in exchange for issued and outstanding common shares acquired | shares | shares											5,000,000
Minimum amount to be used as first year operating budget											$ 1,500,000
Amount used to fund 60 day budget from initial advance											750,000
Amount used on three month anniversary of Closing											$ 750,000
Information of letter of intent | Horizon Aircraft Inc. | Working Prototype Developed Within 12 Months Of Closing
Additional common stock issued to current shareholders | shares | shares											2,000,000
Information of letter of intent | Horizon Aircraft Inc. | Subsequent Event [Member] | Parameter two - Working Prototype developed within 18 months following closing
Additional common stock issued to current shareholders | shares | shares											1,500,000
Information of letter of intent | Horizon Aircraft Inc. | Subsequent Event [Member] | Working Prototype Developed Within 12 Months Of Closing
Additional common stock issued to current shareholders | shares | shares											2,000,000
Business Advisory Agreement. | Information of SBC Investments Ltd.
Percentage of equity issued in an equity financing as fee					5.00%
Percentage of issued and outstanding common stock					2.50%
Business Advisory Agreement. | KTAP LLC.
Percentage of equity issued in an equity financing as fee					1.00%
Percentage of issued and outstanding common stock					0.50%
Business Advisory Agreement. | KTAP LLC. | Subsequent Event [Member]
Percentage of equity issued in an equity financing as fee					1.00%
Percentage of issued and outstanding common stock					0.50%
Placement Agent Agreement. | Kingswood Capital Markets - a division of Benchmark Investments, Inc.
Percentage of gross proceeds raised in placement as cash fee																									8.00%
Percentage of price per common share equal to exercise price of warrants																									110.00%
Percentage of warrants to purchase common stock sold in the placement																									5.00%
Placement Agent Agreement. | Kingswood Capital Markets - a division of Benchmark Investments, Inc. | Subsequent Event [Member]
Percentage of gross proceeds raised in placement as cash fee																									8.00%
Percentage of price per common share equal to exercise price of warrants																									110.00%
Percentage of warrants to purchase common stock sold in the placement																									5.00%
Series B Preferred Stock [Member] | Subsequent Event [Member] | Two Series B Preferred investors
Preferred stock shares converted | shares | shares													9,500
Series B Preferred Stock [Member] | Business Advisory Agreement. | Information of SBC Investments Ltd.
Number of shares issued for services | shares | shares					1,500
Value of shares issued for services					$ 5,000,000
Common Stock [Member]
Reverse common stock split										1-for-15
Common Stock [Member] | Senior Subordinated Note [Member]
Conversion price per share | $ / shares		$ 0.60		$ 0.60
Principal portion of note converted into shares of common stock		$ 200,000		$ 300,000										$ 300,000	$ 30,000				$ 50,091	$ 166,724
Number of shares issued upon conversion of debt | shares | shares		339,908		500,000										500,000	25,000				81,755	215,285
Common Stock [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Principal portion of note converted into shares of common stock																					$ 320,829	$ 657,247
Number of shares issued upon conversion of debt | shares | shares																					470,810	229,102
Common Stock [Member] | Two Series B Preferred investors
Preferred stock shares converted | shares | shares													844,233
Common Stock [Member] | Subsequent Event [Member] | Two Series B Preferred investors
Convertible preferred stock, common stock shares issued upon conversion | shares | shares													844,233
Common Stock [Member] | SRAX, Inc. | Subsequent Event [Member]
Number of shares issued for services | shares | shares									14,493
Common Stock [Member] | Business Advisory Agreement. | KTAP LLC.
Number of shares issued for services | shares | shares					200,000
Common Stock [Member] | Business Advisory Agreement. | KTAP LLC. | Subsequent Event [Member]
Number of shares issued for services | shares | shares					200,000
Common Stock [Member] | Equity Purchase Agreement [Member]
Shares issued price per share | $ / shares | $ / shares																	$ 28,496
Value of common stock issued																	$ 113,735
Number of common stock issued | shares | shares	453,333							40,000				40,000					40,000	453,333
Common Stock [Member] | Equity Purchase Agreement [Member] | Subsequent Event [Member]
Shares issued price per share | $ / shares | $ / shares								$ 2,439				$ 25,905
Value of common stock issued								$ 97,313				$ 103,368
Number of common stock issued | shares | shares	453,333							40,000				40,000